ACCOUNTS PAYABLE AND OTHER (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Disclosure of accounts payable and other

(US$ MILLIONS)	2025	2024
Current
Accounts payable	$3,456	$3,250
Accrued and other liabilities (1) (2)	2,683	3,405
Lease liabilities	213	199
Financial liabilities	163	371
Insurance liabilities	443	398
Work in progress (3)	359	382
Provisions and decommissioning liabilities (4)	303	835
Liabilities associated with assets held for sale (5)	10	1,710
Total current (6)	$7,630	$10,550
Non-current
Accounts payable	$110	$87
Accrued and other liabilities (2)	3,536	1,973
Lease liabilities	611	729
Financial liabilities	127	1,321
Insurance liabilities	1,669	1,427
Work in progress (3)	33	36
Provisions and decommissioning liabilities (4)	472	568
Total non-current (6)	$6,558	$6,141
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(1)Includes bank overdrafts of $nil as at December 31, 2025 (2024: $19 million).
(2)Includes post-employment benefits of $194 million ($8 million current and $186 million non-current) as at December 31, 2025 and $204 million ($6 million current and $198 million non-current) as at December 31, 2024.
(3)See Note 16 for additional information.
(4)Includes decommissioning liabilities of $216 million (2024: $158 million) primarily from the partnership’s natural gas production and advanced energy storage operation. The liabilities were determined using a discount rate between 3.5% and 8.3% (2024: 3.5% and 8.5%) and an inflation rate between 2.0% and 2.3% (2024: 2.0% and 2.3%), determined as appropriate for the underlying assets.
(5)Liabilities associated with assets held for sale as at December 31, 2024 included the partnership’s offshore oil services’ shuttle tanker operation, which was disposed in January 2025. See Note 8 for additional information.
(6)Reflects the deconsolidation of the partnership’s healthcare services operation. See Note 17(b)(i) for additional information.

Schedule of Disclosure of other provisions
The following table presents the change in the provision balances for the years ended December 31, 2025 and 2024 :

(US$ MILLIONS)	Decommissioning liability	Warranties and provisions for defects	Legal and other	Total provisions
Balance at January 1, 2024	$170	$209	$785	$1,164
Additional provisions recognized	—	311	592	903
Reduction arising from payments/derecognition	(11)	(326)	(270)	(607)
Accretion expenses	5	—	—	5
Change in discount rate	10	—	—	10
Change in other estimates	(4)	(1)	—	(5)
Transfers to held for sale	(4)	—	(1)	(5)
Foreign currency translation	(8)	(8)	(46)	(62)
Balance at December 31, 2024	$158	$185	$1,060	$1,403
Additional provisions recognized	50	341	170	561
Reduction arising from payments/derecognition	(4)	(326)	(608)	(938)
Accretion expenses	10	—	5	15
Change in other estimates	(5)	2	—	(3)
Dispositions/transfers to held for sale	—	(1)	(302)	(303)
Foreign currency translation	7	10	23	40
Balance at December 31, 2025	$216	$211	$348	$775